Non-Controlling Interest (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Noncontrolling interest	$ 124,899	$ 61,998
Net loss attributable to parent	$ 730,575	$ 335,426
Ten Individuals [Member]
Minority interests ownership percent by parent	15.60%